Consolidated Statements of Changes in Equity (Parentheticals) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Equity	$ 29,827	$ 9,385
Cumulative translation adjustments
Equity	(88)	(82)
Additional paid-in capital
Equity	$ 2,007	$ 283